Financial Instruments (Details) - Schedule of hereinafter are the ranges	12 Months Ended
Dec. 31, 2020 $ / shares
Financial Instruments (Details) - Schedule of hereinafter are the ranges [Line Items]
The exercise price of the option ($) (in Dollars per share)	$ 490
The expected dividends over the option’s expected term (%)	0.00%
Minimum [Member]
Financial Instruments (Details) - Schedule of hereinafter are the ranges [Line Items]
The price of the ADS as of the valuation date ($)	164.5
The expected volatility of the price of the ADS (%)	79.20%
The risk-free interest rate for the option contractual term (%)	1.97%
Maximum [Member]
Financial Instruments (Details) - Schedule of hereinafter are the ranges [Line Items]
The price of the ADS as of the valuation date ($)	238
The expected volatility of the price of the ADS (%)	116.10%
The risk-free interest rate for the option contractual term (%)	2.52%